Stockholders Deficit (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrant [Member]
Average Remaining Contractual Life (in years)		4 years
Weighted Average Exercise Price		$ 0.0045
Number Outstanding		13,349,242
Range of Exercise Prices		$ 0.0045
Warrant One [Member]
Average Remaining Contractual Life (in years)	4 years	4 years
Weighted Average Exercise Price	$ 0.0045	$ 0.085
Number Outstanding	13,349,242	588,235
Range of Exercise Prices	$ 0.0045	$ 0.085
Warrant Two [Member]
Average Remaining Contractual Life (in years)	4 years	5 years
Weighted Average Exercise Price	$ 0.085	$ 0.05
Number Outstanding	588,235	55,000,000
Range of Exercise Prices	$ 0.085	$ 0.05
Warrant Three [Member]
Average Remaining Contractual Life (in years)	5 years	3 years
Weighted Average Exercise Price	$ 0.05	$ 0.75
Number Outstanding	55,000,000	26,515
Range of Exercise Prices	$ 0.05	$ 0.75
Warrant Four [Member]
Average Remaining Contractual Life (in years)	3 years	3 years
Weighted Average Exercise Price	$ 0.75	$ 2.90
Number Outstanding	26,515	17,241
Range of Exercise Prices	$ 0.75	$ 2.90
Warrant Total [Member]
Average Remaining Contractual Life (in years)	4 years	4 years
Weighted Average Exercise Price	$ 0.042647	$ 0.042114
Number Outstanding	68,981,234	68,981,234
Warrant Total [Member] | Maximum [Member]
Range of Exercise Prices	$ 2.90	$ 2.90
Warrant Total [Member] | Minimum [Member]
Range of Exercise Prices	$ 0.0045	$ 0.0045
Warrant Five[Member]
Average Remaining Contractual Life (in years)	3 years
Weighted Average Exercise Price	$ 2.90
Number Outstanding	17,241
Range of Exercise Prices	$ 2.90